Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / shares	Dec. 31, 2024 MXN ($) $ / shares		Dec. 31, 2023 MXN ($) $ / shares
Profit or loss [abstract]
Revenue	$ 14,243,015	$ 14,100,758		$ 13,009,507
Cost of sales	4,762,760	4,520,223		4,260,842
Gross profit	9,480,255	9,580,535		8,748,665
Administrative expenses	2,446,350	2,702,876		2,367,280
Selling expenses	4,079,141	3,997,917		3,460,367
Distribution expenses	697,251	663,812		582,237
Total operating expense	7,222,742	7,364,605		6,409,884
Other expenses		529,722
Operating income	2,257,513	1,686,208		2,338,781
Financing income (cost):
Interest expense	(541,045)	(639,705)		(827,812)
Interest income	34,090	22,818		45,056
Gain (loss) in valuation of derivative financial instruments	(108,846)	156,766		(32,591)
Foreign exchange gain	226,451	330,249		267,363
Foreign exchange loss	(146,378)	(375,554)		(374,210)
Total financing income (cost)	(535,728)	(505,426)		(922,194)
Income before income taxes	1,721,785	1,180,782		1,416,587
Income taxes:
Current	587,114	752,566		645,521
Deferred	73,867	(283,306)		(265,498)
Total income taxes	660,981	469,260		380,023
Net income for the year	1,060,804	711,522		1,036,564
Net income for the year attributable to:
Owners of the Group	1,060,753	711,728		1,039,287
Non-controlling interest	51	(206)		(2,723)
Net income for the year	1,060,804	711,522		1,036,564
Items that are or may be reclassified subsequently to profit or loss:
Effect of foreign currency conversion	26,936	(16,711)		(4,349)
Effect of recognized hedging instruments ORI net of tax	(83,765)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of taxes	(12,212)	11,829		(22,360)
Total comprehensive income for the year	991,763	706,640		1,009,855
Comprehensive income for the year attributable to:
Owners of the Group	991,712	706,846		1,012,578
Non-controlling interest	51	(206)		(2,723)
Total comprehensive income for the year	$ 991,763	$ 706,640		$ 1,009,855
Basic earnings per common share (pesos) (in Pesos per share) | (per share)	$ 28.48	$ 19.11		$ 27.9
Diluted earnings per common share (pesos) (in Pesos per share) | (per share)	$ 28.48	$ 19.11	[1]	$ 27.89

[1]	The weighted average number of outstanding shares used to calculate basic earnings per share did not have any dilutive or potentially dilutive effect for the years ended December 31, 2025 and 2024; therefore, it was revised that for the year ended December 31, 2024 a diluted earnings per share of $0 was reported, which should have been equal to the basic earnings per share of $19.11.